Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Master Trust Assets Measured at Fair Value
PepsiCo Master Trust assets measured at fair value as of December 31, 2025 and 2024 are categorized consistently by Level 1 (Quoted and Published Prices in Active Markets for Identical Assets) and Level 2 (Significant Other Observable Inputs) in both years, with no assets categorized as Level 3 (Significant Unobservable Inputs), and are as follows:

	Fair Value Hierarchy Level	2025	2024

		(in thousands)
Assets
Cash and cash equivalents(a)	1	$35,269	$29,226
PepsiCo common stock(b)	1	1,140,476	1,356,452
Money market fund(b)	1	13,047	14,427
Fixed income securities(c)	2	273,188	254,101
Commingled trust funds(d)	1	13,329,006	11,422,930
Self-directed brokerage(b,d,e)	1	931,026	815,394
Total assets at fair value		$15,722,012	$13,892,530
(a)Restricted in use.
(b)Based on quoted market prices in active markets.
(c)Based primarily on yields currently available on comparable securities with similar credit ratings and a compilation of primary observable market information.
(d)Based on the published price of the fund.
(e)Includes cash and cash equivalents held in self-directed brokerage accounts.